Concession Financial And Sector Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Concession Financial and Sector Assets and Liabilities
Schedule of financial assets and liabilities of concession
	Dec. 31, 2025	Dec. 31, 2024
Concession financial assets related to the infrastructure
Energy distribution concession	3,826	2,714
Gas distribution concession	103	92
Indemnifiable receivable – Generation (12.b)	997	871
Concession grant fee – Generation concessions (12.c)	3,182	3,099
	8,108	6,776
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (12.d)	1,962	1,296
Total assets	10,070	8,072

Sector financial liabilities
Account for compensation of variation of parcel A items (CVA) and Other financial components (12.d)	-	(16)
Total liabilities	-	(16)

Current assets	1,675	1,190
Non-current assets	8,395	6,882
Current liabilities	-	(16)

Schedule of Changes in Concession Financial Assets

The changes in concession financial assets are as follows:

	Energy Distribution	Generation	Gas Distribution	Total
Balances at December 31, 2022	1,370	3,642	37	5,049
Transfers from contract assets	363	-	-	363
Monetary updating	148	505	1	654
Disposals	-	-	-	-
Amounts received	-	(331)	-	(331)
Balances at December 31, 2023	1,881	3,816	38	5,735
Transfers from contract assets	731	-	51	782
Monetary updating	104	534	3	641
Disposals	(2)	-	-	(2)
Amounts received	-	(343)	-	(343)
Classification as held for sale	-	(37)	-	(37)
Balances at December 31, 2024	2,714	3,970	92	6,776
Transfers from contract assets	996	-	-	996
Transfers from intangible assets	-	-	6	6
Monetary updating	117	577	5	699
Disposals	(1)	-	-	(1)
Amounts received	-	(368)	-	(368)
Balances at December 31, 2025	3,826	4,179	103	8,108

Changes in Balances of These Sector Assets and Liabilities

The movement in the balance is as follows:

Generation plant	Concession expiration date	Installed capacity (MW) (information of MW not audited)	Net balance of assets on December 31, 2023	Financial Update	Net balance of assets on December 31, 2024	Financial Update	Net balance of assets on December 31, 2025
Lot D
HPP Três Marias	July 2015	396.00	203	22	225	33	258
HPP Salto Grande	July 2015	102.00	104	11	115	17	132
HPP Itutinga	July 2015	52.00	12	1	13	2	15
HPP Camargos	July 2015	46.00	24	3	27	4	31
SHP Piau	July 2015	18.01	5	1	6	1	7
SHP Gafanhoto	July 2015	14.00	6	1	7	1	8
SHP Peti	July 2015	9.40	7	1	8	1	9
SHP Dona Rita	Sep. 2013	2.41	2	0	2	0	2
SHP Tronqueiras	July 2015	8.50	10	1	11	1	12
SHP Joasal	July 2015	8.40	8	1	9	1	10
SHP Martins	July 2015	7.70	5	1	6	1	7
SHP Cajuru	July 2015	7.20	23	3	26	4	30
SHP Paciência	July 2015	4.08	5	1	6	1	7
SHP Marmelos	July 2015	4.00	3	0	3	0	3
Others
HPP Volta Grande	Feb. 2017	380.00	0	0	0	0	0
HPP Miranda	Dec. 2016	408.00	111	12	123	18	141
HPP Jaguara	Aug. 2013	424.00	168	19	187	27	214
HPP São Simão	Jan. 2015	1,710.00	87	10	97	14	111
		3,601.70	783	88	871	126	997

Schedule of Changes in Concession Financial Assets Related to Concession Grant Fee

The changes in concession financial assets are as follows:

SPC	Plants	Dec. 31, 2024	Monetary updating	Amounts received	Dec. 31, 2025
CEMIG Geração Três Marias S.A.	Três Marias	1,774	243	(193)	1,824
CEMIG Geração Salto Grande S.A.	Salto Grande	557	77	(61)	573
CEMIG Geração Itutinga S.A.	Itutinga	211	33	(26)	218
CEMIG Geração Camargos S.A.	Camargos	158	24	(19)	163
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	186	34	(28)	192
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	142	26	(27)	141
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	71	14	(14)	71
Total		3,099	451	(368)	3,182

SPC	Plants	Dec. 31, 2023	Monetary updating	Amounts received	Classification as held for sale	Dec. 31, 2024
CEMIG Geração Três Marias S.A.	Três Marias	1,716	242	(184)	-	1,774
CEMIG Geração Salto Grande S.A.	Salto Grande	539	76	(58)	-	557
CEMIG Geração Itutinga S.A.	Itutinga	204	32	(25)	-	211
CEMIG Geração Camargos S.A.	Camargos	152	24	(18)	-	158
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	201	33	(26)	(22)	186
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	137	25	(20)	-	142
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	82	15	(12)	(14)	71
Total		3,031	447	(343)	(36)	3,099

SPC	Plants	Dec. 31, 2022	Monetary updating	Amounts received	Dec. 31, 2023
CEMIG Geração Três Marias S.A.	Três Marias	1,672	222	(178)	1,716
CEMIG Geração Salto Grande S.A.	Salto Grande	525	70	(56)	539
CEMIG Geração Itutinga S.A.	Itutinga	198	30	(24)	204
CEMIG Geração Camargos S.A.	Camargos	148	22	(18)	152
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	195	31	(25)	201
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	133	23	(19)	137
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	79	14	(11)	82
Total		2,950	412	(331)	3,031

Schedule of Financial Assets and Financial Liabilities With the Tariff Adjustments

The balances of these sectorial financial assets and liabilities are presented at net value per tariff cycle, in accordance with the tariff adjustments approved or to be approved.

Sectorial financial assets	Dec. 31, 2024	Additions	Amortization	Remuneration	Transfer	Dec. 31, 2025	Amortization cycle	Constitution cycle	Current	Non-current
CVA assets	141	1,511	(1,607)	259	623	927	165	762	594	333
Energy acquisition (CVA energy)	320	981	(1,116)	198	293	676	125	551	429	247
Itaipu energy costs	(78)	-	-	-	(120)	(198)	(51)	(147)	(138)	(60)
Program of Incentives for Alternative Electricity Sources – PROINFA	6	24	(19)	3	(9)	5	14	(9)	9	(4)
Transport basic charges	249	131	(311)	36	155	260	106	154	197	63
Transport of Itaipu supply	(4)	20	(33)	1	31	15	(5)	20	7	8
System service charges – ESS	(221)	78	(118)	13	202	(46)	45	(91)	(9)	(37)
CDE	(131)	277	(10)	8	71	215	(69)	284	99	116
Other sectorial financial assets	1,155	390	(732)	159	63	1,035	(94)	1,129	736	299
Quotas from nuclear energy	89	59	(110)	15	50	103	54	49	83	20
Neutrality of Parcel A	91	337	(200)	16	-	244	100	144	185	59
Estimated neutrality on distributed generation credits	692	142	-	74	-	908	-	908	908	-
Energy over contracting	407	(168)	(401)	10	304	152	68	84	118	34
Tariff refunds	(72)	-	-	-	(46)	(118)	(40)	(78)	(92)	(26)
Other	(52)	20	(21)	44	(245)	(254)	(276)	22	(466)	212
Total sectorial financial assets	1,296	1,901	(2,339)	418	686	1,962	71	1,891	1,330	632

Sectorial financial liabilities
CVA liabilities	(140)	(545)	1,499	(191)	(623)	-	-	-	-	-
Energy acquisition (CVA energy)	(327)	(498)	1,267	(149)	(293)	-	-	-	-	-
Itaipu energy costs	(73)	(159)	129	(17)	120	-	-	-	-	-
Program of Incentives for Alternative Electricity Sources – PROINFA	(10)	(9)	9	-	10	-	-	-	-	-
Transport basic charges	156	-	-	-	(156)	-	-	-	-	-
Transport of Itaipu supply	33	(10)	8	(1)	(30)	-	-	-	-	-
System service charges – ESS	71	138	-	(7)	(202)	-	-	-	-	-
CDE	10	(7)	86	(17)	(72)	-	-	-	-	-
Other sectorial financial liabilities	124	(796)	785	(45)	(68)	-	-	-	-	-
Quotas from nuclear energy	49	-	1	-	(50)	-	-	-	-	-
Neutrality of Parcel A	34	(59)	28	(3)	-	-	-	-	-	-
Energy over contracting	304	-	-	-	(304)	-	-	-	-	-
Tariff refunds	(30)	(123)	111	(3)	45	-	-	-	-	-
Other	(233)	(614)	645	(39)	241	-	-	-	-	-
Total sectorial financial liabilities	(16)	(1,341)	2,284	(236)	(691)	-	-	-	-	-
Total sectorial financial assets and liabilities (net)	1,280	560	(55)	182	(5)	1,962	71	1,891	1,330	632

Sectorial financial assets	Dec. 31, 2023	Additions	Amortization	Remuneration	Transfer	Dec. 31, 2024	Amortization cycle	Constitution cycle	Current	Non-current
CVA assets	(685)	1,581	(1,653)	170	728	141	-	141	76	65
Energy acquisition (CVA energy)	(1,109)	1,271	(952)	113	997	320	-	320	182	138
Itaipu energy costs	29	-	(151)	2	42	(78)	-	(78)	(46)	(32)
Program of Incentives for Alternative Electricity Sources – PROINFA	(20)	6	-	-	20	6	-	6	3	3
Transport basic charges	413	305	(381)	38	(126)	249	-	249	147	102
Transport of Itaipu supply	67	18	(58)	6	(37)	(4)	-	(4)	(2)	(2)
System service charges – ESS	(62)	(42)	(97)	11	(31)	(221)	-	(221)	(131)	(90)
CDE	(3)	23	(14)	-	(137)	(131)	-	(131)	(77)	(54)
Other sectorial financial assets	1,490	1,088	(1,430)	129	(122)	1,155	-	1,155	783	372
Quotas from nuclear energy	138	105	(121)	14	(47)	89	-	89	52	37
Neutrality of Parcel A	29	142	(101)	8	13	91	-	91	54	37
Estimated neutrality on distributed generation credits	357	296	-	39	-	692	-	692	692	-
Energy over contracting	922	526	(774)	37	(304)	407	-	407	241	166
Tariff refunds	(88)	-	-	-	16	(72)	-	(72)	(48)	(24)
Other	132	19	(434)	31	200	(52)	-	(52)	(208)	156
Total sectorial financial assets	805	2,669	(3,083)	299	606	1,296	-	1,296	859	437
Sectorial financial liabilities
CVA liabilities	-	(1,490)	2,286	(208)	(728)	(140)	(140)	-	(140)	-
Energy acquisition (CVA energy)	-	(998)	1,861	(193)	(997)	(327)	(327)	-	(327)	-
Itaipu energy costs	-	(113)	97	(15)	(42)	(73)	(73)	-	(73)	-
Program of Incentives for Alternative Electricity Sources – PROINFA	-	(18)	30	(2)	(20)	(10)	(10)	-	(10)	-
Transport basic charges	-	-	30	-	126	156	156	-	156	-
Transport of Itaipu supply	-	(5)	-	1	37	33	33	-	33	-
System service charges – ESS	-	(224)	266	(2)	31	71	71	-	71	-
CDE	-	(132)	2	3	137	10	10	-	10	-
Other sectorial financial liabilities	-	(715)	755	(33)	117	124	124	-	124	-
Quotas from nuclear energy	-	-	2	-	47	49	49	-	49	-
Neutrality of Parcel A	-	(33)	82	(2)	(13)	34	34	-	34	-
Energy over contracting	-	-	-	-	304	304	304	-	304	-
Tariff refunds	-	(99)	88	(3)	(16)	(30)	(30)	-	(30)	-
Other	-	(583)	583	(28)	(205)	(233)	(233)	-	(233)	-
Total sectorial financial liabilities	-	(2,205)	3,041	(241)	(611)	(16)	(16)	-	(16)	-
Total sectorial financial assets and liabilities (net)	805	464	(42)	58	(5)	1,280	(16)	1,296	843	437